Consolidated Condensed Statement of Financial Position - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash and cash equivalents	$ 311,810	$ 8,758
Other financial assets	2,529,576	330
Trade receivables	1,831,724
Other receivables		50,939,090
Other current assets	1,652,936	328,024
Total current assets	6,326,046	51,276,202
Non-current assets
Property and equipment, net	9,600,526
Capital work-in-process	794,271
Intangible assets and goodwill, net	1,060,228	35,259,504
Intangible assets under development	11,051	166,587
Other non-current financial assets	275,049
Other non-current assets	8,714,907
Deferred tax assets	103,746	126,624
Total non-current assets	20,559,778	35,552,715
Total assets	26,885,824	86,828,917
Current Liabilities
Borrowings	3,889,131	1,038,155
Trade payables	6,802,780	941,162
Other financial liabilities	1,715,060	1,510,240
Employee benefits obligation	212
Other current liabilities	2,452,190	7,998,305
Customers acquisition payable		29,146,665
Current tax liability	399,174	3,305,308
Total current liabilities	15,258,547	43,939,835
Non-current liabilities
Borrowings	10,185
Other financial liabilities	321,749
Employee benefits obligations	72,456
Customer acquisition payable, net of current portion		29,146,665
Deferred tax liability	478,359	1,533,643
Total non-current liabilities	882,749	30,680,308
Total liabilities	16,141,296	74,620,143
Commitments and contingencies	8,911,022	730,000
EQUITY
Equity share capital	375,766	341,541
Other equity	7,830,284	11,865,325
Equity attributable to equity holders of the Company	8,206,050	12,206,866
Non-controlling interest	2,538,478	1,908
Total equity	10,744,528	12,208,774
Total liabilities and equity	$ 26,885,824	$ 86,828,917